Income Taxes - Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax (benefit) at the statutory federal income tax rate	$ (16,035,000)	$ (9,805,000)
Foreign tax rate differential	(72,000)	(605,000)
State and local taxes	(6,961,000)	(4,068,000)
Foreign exchange differences	0	(143,000)
Stock-based compensation	288,000	501,000
Interest income on receivable	0	882,000
Equity method investment	(701,000)	(443,000)
Non-deductible legal costs	0	1,291,000
Gain from redomiciliation of intellectual property	0	4,890,000
Valuation allowance	26,286,000	7,958,000
PPP loan forgiveness	0	(644,000)
Deferred True-Up	(2,836,000)	0
Other	31,000	186,000
Total income tax benefit	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax (benefit) at the statutory federal income tax rate	21.00%	21.00%
Foreign tax rate differential	0.10%	1.30%
State and local taxes	9.10%	8.70%
Foreign exchange differences	0.00%	0.30%
Stock-based compensation	(0.40%)	(1.10%)
Interest income on receivable	0.00%	(1.90%)
Equity method investment	0.90%	0.90%
Non-deductible legal costs	0.00%	(2.80%)
Gain from redomiciliation of intellectual property	0.00%	(10.50%)
Valuation allowance	(34.40%)	(17.00%)
PPP loan forgiveness	0.00%	1.40%
Deferred True-Up	3.70%	0.00%
Other	0.00%	(0.30%)
Total income tax benefit	0.00%	0.00%